Liquidity (Details)	6 Months Ended
Mar. 31, 2026 CNY (¥)
Liquidity [Abstract]
Working capital	¥ 33,870,564
Accumulated loss	16,221,444
Operating cash flow	1,136,067
Profit	¥ 4,825,973